UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 20th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,011,853 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    52187  1349210 SH       SOLE                  1349210        0        0
AMERISTAR CASINOS INC          COM              03070Q101     2848   146406 SH       SOLE                   146406        0        0
AT&T INC                       COM              00206R102     8252   295900 SH       SOLE                   295900        0        0
BEST BUY INC                   COM              086516101    21730   396225 SH       SOLE                   396225        0        0
CAPITAL ONE FINL CORP          COM              14040H105     8059    94300 SH       SOLE                    94300        0        0
CBS CORP NEW                   CL B             124857202     8237   304500 SH       SOLE                   304500        0        0
CIRCUIT CITY STORE INC         COM              172737108    40384  1483607 SH       SOLE                  1483607        0        0
CKE RESTAURANTS INC            COM              12561E105    43916  2643975 SH       SOLE                  2643975        0        0
CKX INC                        COM              12562M106    20150  1484900 SH       SOLE                  1484900        0        0
COSTCO WHSL CORP NEW           COM              22160K105    66670  1166972 SH       SOLE                  1166972        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104    20704   543700 SH       SOLE                   543700        0        0
CVS CORP                       COM              126650100    28532   929392 SH       SOLE                   929392        0        0
DENNYS CORP                    COM              24869P104    21844  5919950 SH       SOLE                  5919950        0        0
DILLARDS INC                   CL A             254067101    36229  1137481 SH       SOLE                  1137481        0        0
EQUITY OFFICE PROPERTIES TRU   COM              294741103     8260   226250 SH       SOLE                   226250        0        0
FOUR SEASONS HOTEL INC         LTD VTG SH       35100E104    31565   513762 SH       SOLE                   513762        0        0
GREAT WOLF RESORTS INC         COM              391523107    30689  2555250 SH       SOLE                  2555250        0        0
HARRAHS ENTMT INC              COM              413619107    48745   684819 SH       SOLE                   684819        0        0
HILTON HOTELS CORP             COM              432848109    42389  1498900 SH       SOLE                  1498900        0        0
INTERCONTL HTLS GRP *PLC (NEW) COM              B128LQ1      18538  1061064 SH       SOLE                  1061064        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    12111   701658 SH       SOLE                   701658        0        0
MORGAN STANLEY                 COM NEW          617446448     8280   131000 SH       SOLE                   131000        0        0
NETGEAR INC                    COM              64111Q104    20846   962850 SH       SOLE                   962850        0        0
OFFICE DEPOT INC               COM              676220106    37263   980626 SH       SOLE                   980626        0        0
ORACLE CORP                    COM              68389X105     8235   568300 SH       SOLE                   568300        0        0
PAYLESS SHOESOURCE INC         COM              704379106     9181   337900 SH       SOLE                   337900        0        0
PENNEY J C INC                 COM              708160106    34243   507234 SH       SOLE                   507234        0        0
PLANETOUT INC                  COM              727058109     6114   873400 SH       SOLE                   873400        0        0
RED LION HOTELS CORP           COM              756764106     1265   115570 SH       SOLE                   115570        0        0
RED ROBIN GOURMET BURGERS IN   COM              75689M101    28695   674250 SH       SOLE                   674250        0        0
RITE AID CORP                  COM              767754104    26722  6302370 SH       SOLE                  6302370        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    45072  1265350 SH       SOLE                  1265350        0        0
SEARS HLDGS CORP               COM              812350106    67086   431977 SH       SOLE                   431977        0        0
SMUCKER J M CO                 COM NEW          832696405     8361   187050 SH       SOLE                   187050        0        0
TIM HORTONS INC                COM              88706M103    16957   658500 SH       SOLE                   658500        0        0
VALUEVISION MEDIA INC          CL A             92047K107     6278   569200 SH       SOLE                   569200        0        0
WHIRLPOOL CORP                 COM              963320106    29642   358640 SH       SOLE                   358640        0        0
WYNN RESORTS LTD               COM              983134107    30447   415375 SH       SOLE                   415375        0        0
YUM BRANDS INC                 COM              988498101    55127  1096625 SH       SOLE                  1096625        0        0